Income Tax Expense (Details) - Schedule of Prima-Facie Tax on Loss Before Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax	$ (18,350,112)	$ (10,901,539)	$ (5,091,918)
Income tax expenses on loss before income tax	(5,505,034)	(3,270,462)	(1,527,576)
Difference in overseas tax rates and adjustment for non-taxable items	3,132,395	(863,286)	(291,579)
Less the tax effect of:
Tax losses and temporary differences for the year for which no deferred tax is recognized	2,372,639	4,133,748	1,819,155
Income tax expenses